Exhibit 99.1

NISSAN AUTO LEASE TRUST 2017-B

Servicer’s Report

Collection Period Start	1-Nov-19	Distribution Date	16-Dec-19
Collection Period End	30-Nov-19	30/360 Days	30
Beg. of Interest Period	15-Nov-19	Actual/360 Days	31
End of Interest Period	16-Dec-19

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,506,036,234.59	440,191,960.79	400,140,467.96	0.2656911
Total Securities		1,506,036,234.59	440,191,960.79	400,140,467.96	0.2656911
Class A-1 Notes	1.320000%	158,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.830000%	372,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	1.975380%	248,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	2.050000%	370,000,000.00	82,155,726.20	42,104,233.37	0.1137952
Class A-4 Notes	2.170000%	102,000,000.00	102,000,000.00	102,000,000.00	1.0000000
Certificates	0.000000%	256,036,234.59	256,036,234.59	256,036,234.59	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	40,051,492.83	140,349.37	108.2472779	0.3793226
Class A-4 Notes	0.00	184,450.00	0.0000000	1.8083333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	40,051,492.83	324,799.37

I. COLLECTIONS

Lease Payments: (Lease SUBI)
Monthly Principal					5,668,882.67
Monthly Interest					2,693,040.20

Total Monthly Payments					8,361,922.87
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					424,870.24
Aggregate Sales Proceeds Advance					15,226,237.50

Total Advances					15,651,107.74
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					36,373,053.53
Excess Wear and Tear and Excess Mileage					437,418.56
Remaining Payoffs					0.00
Net Insurance Proceeds					481,821.81
Residual Value Surplus					1,223,953.71

Total Collections					62,529,278.22

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		13,029,848.00			802
Involuntary Repossession		114,810.00			9
Voluntary Repossession		26,273.00			2
Full Termination		14,945,036.00			1,022
Bankruptcty		79,873.00			5
Insurance Payoff			476,679.46		29
Customer Payoff				406,136.18	27
Grounding Dealer Payoff				6,674,314.95	400
Dealer Purchase				1,083,869.58	55

Total		28,195,840.00	476,679.46	8,164,320.71	2,351

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	25,621	528,836,434.71	7.00000%	440,191,960.79
Total Depreciation Received		(7,699,442.48)		(6,006,467.17)
Principal Amount of Gross Losses	(58)	(1,055,819.87)		(881,493.71)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(784)	(16,003,311.52)		(13,148,479.94)
Scheduled Terminations	(1,385)	(24,602,842.97)		(20,015,052.01)

Pool Balance - End of Period	23,394	479,475,017.87		400,140,467.96
Remaining Pool Balance
Lease Payment				40,632,788.21
Residual Value				359,507,679.75

Total				400,140,467.96

NISSAN AUTO LEASE TRUST 2017-B

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	62,529,278.22
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	62,529,278.22
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	369,539.36
3. Reimbursement of Sales Proceeds Advance	16,968,981.08
4. Servicing Fee:
Servicing Fee Due	366,826.63
Servicing Fee Paid	366,826.63
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	17,705,347.07
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	140,349.37
Class A-3 Notes Monthly Interest Paid	140,349.37
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	184,450.00
Class A-4 Notes Monthly Interest Paid	184,450.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	324,799.37
Total Note and Certificate Monthly Interest Paid	324,799.37
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	44,499,131.78
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	40,051,492.83
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	40,051,492.83
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	4,447,638.95

NISSAN AUTO LEASE TRUST 2017-B

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,530,181.17
Required Reserve Account Amount			22,590,543.52
Beginning Reserve Account Balance			22,590,543.52
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			22,590,543.52
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			4,447,638.95
Gross Reserve Account Balance			27,038,182.47
Remaining Available Collections Released to Seller			4,447,638.95
Total Ending Reserve Account Balance			22,590,543.52

V. POOL STATISTICS

Weighted Average Remaining Maturity			4.95
Monthly Prepayment Speed			81%
Lifetime Prepayment Speed			51%

		$	units
Recoveries of Defaulted and Casualty Receivables		840,231.68
Securitization Value of Defaulted Receivables and Casualty Receivables		881,493.71	58
Aggregate Defaulted and Casualty Gain (Loss)		(41,262.03)
Pool Balance at Beginning of Collection Period		440,191,960.79
Net Loss Ratio
Current Collection Period		-0.0094%
Preceding Collection Period		-0.0045%
Second Preceding Collection Period		0.0055%
Third Preceding Collection Period		0.0363%
Cumulative Net Losses for all Periods		0.0810%	1,220,493.47

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.85%	3,731,736.26	232
61-90 Days Delinquent	0.29%	1,272,273.75	86
91-120 Days Delinquent	0.12%	510,246.01	33
More than 120 Days	0.01%	44,382.13	3

Total Delinquent Receivables:	1.25%	5,558,638.15	354

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.42%	0.48%
Preceding Collection Period		0.41%	0.45%
Second Preceding Collection Period		0.38%	0.43%
Third Preceding Collection Period		0.42%	0.47%
60 Day Delinquent Receivables		2,068,059.62
Delinquency Percentage		0.47%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		27,974,884.00	1,824
Securitization Value		28,681,784.63	1,824

Aggregate Residual Value Surplus (Loss)		(706,900.63)

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		502,856,470.44	33,982
Cumulative Securitization Value		500,728,716.70	33,982

Cumulative Residual Value Surplus (Loss)		2,127,753.74

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			22,773,517.85
Reimbursement of Outstanding Advance			16,968,981.08
Additional Advances for current period			15,226,237.50

Ending Balance of Residual Advance			21,030,774.27

Beginning Balance of Payment Advance			976,801.36
Reimbursement of Outstanding Payment Advance			369,539.36
Additional Payment Advances for current period			424,870.24

Ending Balance of Payment Advance			1,032,132.24

NISSAN AUTO LEASE TRUST 2017-B

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO